Condensed Interim Consolidated Balance Sheets (Parenthectical)	Sep. 30, 2024 $ / shares shares
Common Stock, Shares, Outstanding	33,967,600
Common Stock [Member]
Common Stock, Shares, Issued	33,967,600
Pro Forma [Member] | Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Preferred Stock, Shares Authorized	10,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Pro Forma [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Common Stock, Shares Authorized	200,000
Common Stock, Shares, Issued	55,622
Common Stock, Shares, Outstanding	55,622